Current and long-term debt - Hamburg Commercial Bank credit facility (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,588,290	$ 1,436,224
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,617,439	1,948,592
Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 43,650
Hamburg Commercial Bank credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 33,700
Tranche 1-refinance KEXIM two vessels | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 42,200
Ships to be installed with scrubbers | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 1,400